Employee benefits - Net defined benefit liability (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	SFr 648,287	SFr 1,962,970
Present value of funded defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	3,085,625	7,999,617	SFr 7,122,841
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	SFr (2,437,338)	SFr (6,036,647)	SFr (5,030,407)